Other Financial Assets (Details) - Schedule of non current assets - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Security Bonds and Deposits:
Balance at the start of the financial year	$ 37,500	$ 37,500
Security deposits (refunded)/paid during the financial year
Balance at the end of the financial year	$ 37,500	$ 37,500